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[MASSACHUSETTS MUTUAL LETTERHEAD APPEARS HERE]


                                                 September 23, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Massachusetts Mutual Life Insurance Company
    Massachusetts Mutual Variable Life Separate Account I (VUL Segment) Registration Statement No. 333-49475
    ------------------------------------

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the "Company") and Massachusetts Mutual Variable Life Separate Account I (VUL Segment) (the "Separate Account"), I am filing a pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 the form of prospectus for the flexible premium variable universal life insurance policies offered by the Company through the Separate Account. This form of prospectus will be used with the public beginning later this year or early in 1999.

Sincerely,

/s/ Richard M. Howe
Richard M. Howe
Second Vice President &
Associate General Counsel